Rental Income	12 Months Ended
Dec. 31, 2017
Rental Income [Abstract]
RENTAL INCOME
NOTE 29:-	RENTAL INCOME

During the years 2015-2017, the Group had no single tenant which contributed more than 10% to total rental income. As for information about rental income by operating segments and geographical regions, see Note 37.